FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 10: FAIR VALUE MEASUREMENTS

The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of September 30, 2025:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$—	$—
Total assets	$—	$—	$—	$—
Liabilities
Derivative liabilities	$—	$—	$395,619	$395,619
3(a)(10) Settlement Agreement	—	—	3,311,000	3,311,000
Contingent consideration *	—	—	434,174	434,174
Convertible debt	—	—	7,006,545	7,006,545
Total liabilities	$—	$—	$11,147,338	$11,147,338

*A portion of contingent consideration totaling $1,151,848 that was recognized on the balance sheet as of September 30, 2025 has crystallized. Because it is no longer subject to fair value measurement, it is excluded from the table above.

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2024:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$1,471,000	$1,471,000
Total assets	$—	$—	$1,471,000	$1,471,000
Liabilities
Derivative liabilities	$—	$—	$4,229,478	$4,229,478
Contingent consideration *	—	—	434,174	434,174
Convertible debt	—	—	8,542,323	8,542,323
Total liabilities	$—	$—	$13,205,975	$13,205,975

*A portion of contingent consideration totaling $259,553 that was recognized on the balance sheet as of December 31, 2024 has crystallized. Because it is no longer subject to fair value measurement, it is excluded from the table above.

The Company did not make any transfers into or out of Level 3 of the fair value hierarchy during the nine months period ended September 30, 2025.

The following table provides a reconciliation of our assets and liabilities measured at fair value using Level 3 inputs:

	Forward Purchase Agreement	Derivative liabilities	3(a)(10) Settlement Agreement	Contingent consideration *	Convertible debt
Balance, December 31, 2024	$1,471,000	$(4,229,478)	$—	$(434,174)	$(8,542,323)
Cash payment/(receipt)	(500,000)	—	—	—	75,000
Issuances	—	—	(11,624,000)	—	(5,456,000)
Settlement through issuance of Company’s common stock	—	4,360,247	7,546,309	—	8,810,671
Change in fair value	(971,000)	(526,388)	766,691	—	(1,893,893)
Ending balance, September 30, 2025	$—	$(395,619)	$(3,311,000)	$(434,174)	$(7,006,545)

Convertible Notes Payable

The Company’s carrying value and fair value for the convertible notes payable for which the Company elected the fair value option is as follows.

	September 30, 2025		December 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
2024 Convertible Notes	$—	$—	$2,440,000	$2,547,209
2025 Convertible Notes	3,106,000	3,784,545	—	—
Assumed 2024 Note	—	—	3,630,000	3,630,000
SEPA Convertible Note	2,225,000	3,222,000	2,500,000	2,365,114
	$5,331,000	$7,006,545	$8,570,000	$8,542,323

The change in fair value on convertible debt resulted in a loss of approximately $1,064,000 and $1,894,000 for the three and nine months ended September 30, 2025, respectively, which was recorded as a component of other income (expense) on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

2024 Convertible Notes and 2025 Convertible Notes

The 2024 Convertible Notes and 2025 Convertible Notes are re-measured to fair value each reporting period using the following relevant assumptions:

	September 30, 2025	December 31, 2024
Discount rate	20.0%	20.0%
Probability of conversion at maturity scenario	30.0 - 100.0%	70.0 - 100.0%
Probability of voluntary conversion scenario	0.0 - 70.0%	0.0 - 30.0%
Remaining term for conversion at maturity scenario	0.01 - 0.52 years	0.01 - 0.28 years
Remaining term for voluntary conversion scenario	0.01 - 0.52 years	0.01 - 0.03 years

SEPA Convertible Note

The fair value of the SEPA Convertible Note was determined utilizing a Monte Carlo simulation considering the following relevant assumptions:

	September 30, 2025	December 31, 2024
Remaining term	0.21 years	0.97 years
Volatility	77.0%	88.0%
Risk-free rate	4.1%	4.3%
Drift term	4.0%	4.2%
Conversion price for payments to be made through issuance of Company’s common stock	$0.14	$0.41
Payments to be made through issuance of shares of Company’s common stock	91.2%	11.1%
Payments to be made in cash	8.8%	88.9%

Forward Purchase Agreement

On April 2, 2025, the Company entered into a mutual termination agreement with Meteora to terminate the Amended 2024 FPA (the “FPA Termination Agreement”) in exchange for termination consideration of $500,000. Pursuant to the FPA Termination Agreement, the 1,618,948 shares of the Company’s common stock that Meteora held as of the termination date of April 2, 2025 were deemed free and clear of all obligations, the number of Recycled Shares was equal to zero, and the Prepayment Shortfall was deemed to be zero. The Company received termination consideration of $500,000 from Meteora in April 2025.

The fair value of the Amended 2024 FPA was measured at fair value at December 31, 2024 utilizing a Monte Carlo simulation model that applies a probability of occurrence to the present value of each settlement scenario. as follows:

	Amended 2024 FPA		2024 FPA
		December 16, 2024	December 16, 2024
	December 31, 2024	(modification)	(modification)
Probability of maturity settlement scenario	15.0%	15.0%	15.0%
Probability of prepayment shortfall settlement scenario	85.0%	85.0%	85.0%
Recycled Shares held by Meteora	1,703,890	1,703,890	2,203,890
Price per share of Company’s common stock	$1.21	$0.77	$0.77
Remaining term	2.53 years	2.57 years	2.57 years
Risk-free interest rate	4.3%	4.2%	4.2%
Drift term	4.2%	4.1%	4.1%
Volatility	85.0%	81.0%	81.0%
Forecasted price per share of Company’s common stock at maturity	2.30	0.37	$0.37
Expected margin from Meteora’s sale of Recycled Shares	76.9%	76.9%	83.3%

3(a)(10) Settlement Agreement

The change in fair value on the remaining obligation owed under the 3(a)(10) Settlement Agreement (see Note 4) resulted in a loss of $149,000 and $767,000 for the three months and nine months ended September 30, 2025, which was recorded as a component of other income (expense) on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

The fair value of the 3(a)(10) Settlement Agreement was determined utilizing a Monte Carlo simulation to forecast the Company’s share price through the last share issuance date, considering the following relevant assumptions at the date of issuance and each subsequent reporting period as follows:

	September 30, 2025	January 28, 2025
Price per share of Company’s common stock	$0.29	$1.09
Equity volatility	78.0%	88.0%
Remaining term	0.25 year	0.63 year
Risk-fee rate	4.0%	4.2%
Drift term	3.90%	4.1%

Contingent consideration obligation

During the three and nine months ended September 30, 2025 there was no change in fair value of the contingent consideration obligation and its underlying assumptions.

Derivative Liabilities

The change in fair value on derivative liabilities resulted in a loss of approximately $18,000 and $526,000 for the three and nine months ended September 30, 2025, which was recorded as a component of other income on the accompanying unaudited condensed consolidated statements of operation and comprehensive loss.

Debt conversion share adjustment obligations: The fair value of the derivative liabilities issued in connection with the September 2024 debt conversion agreements were determined using Monte Carlo simulations considering the following relevant assumptions at the date of issuance and each subsequent reporting period:

	September 30, 2025	December 31, 2024
Price per share of Company’s common stock	$0.29	$1.21
Equity volatility	65.0 - 74.0%	92.0 - 93.0%
Forecasted per share of Company’s common stock - Reset Date	$0.29	$1.12
Risk-fee rate - Reset Date	4.2%	4.4%
Drift term - Reset Date	4.1%	4.3%
Forecasted five day VWAP per share of Company’s common stock - First Reset Date	$0.21	$0.96
Remaining term - Second Reset Date	0.08 year	1.04 year
Forecasted five day VWAP per share of Company’s common stock - Second Reset Date	$0.21	$0.81

SEPA Derivative Liability: The fair value of the SEPA Derivative Liability was determined using a Monte Carlo simulation considering the following relevant assumptions at the date of issuance and each subsequent reporting period:

	September 30, 2025	December 31, 2024
Remaining term	0.21 years	0.97 years
Volatility	77.0%	88.0%
Risk-free rate	4.1%	4.3%
Drift term	4.0%	4.2%
Conversion price for payments to be made through issuance of Company’s common stock	$0.14	$0.41
Prepayment premium	107.0%	107.0%

Shares to be issued at settlement of derivative liabilities

The shares of the Company’s common stock to be issued in settlement of the above derivative liabilities are dependent on the share price at a future date and, as such, cannot be exactly determined as of September 30, 2025. Accordingly, an estimate has been made using the option pricing model to determine the liability value.

NOTE 15: FAIR VALUE MEASUREMENTS

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2024:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$1,471,000	$1,471,000
Total assets	$—	$—	$1,471,000	$1,471,000

Liabilities
Derivative liabilities	$—	$—	$4,229,478	$4,229,478
3(a)(10) Settlement Agreement	—	—	—	—
Contingent consideration *	—	—	434,174	434,174
Convertible debt	—	—	8,542,323	8,542,323
Total liabilities	$—	$—	$13,205,975	$13,205,975

The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2023:

	Level I	Level II	Level III	Total
Liabilities
Convertible notes payable	$—	$—	$2,178,685	$2,178,685
Total liabilities	$—	$—	$2,178,685	$2,178,685

The Company did not have any assets measured and recorded at fair value on a recurring basis as of December 31, 2023. The Company did not make any transfers into or out of Level 3 of the fair value hierarchy during the years ended December 31, 2024 and 2023.

The following table provides a reconciliation of our assets and liabilities measured at fair value using Level 3 inputs:

	Forward Purchase Agreement	Derivative liabilities	Contingent consideration	Convertible debt
Balance, December 31, 2023	$—	$—	$—	$(2,178,685)
Conversion to shares of Legacy ConnectM’s common stock	—	—	—	3,779,223
Assumed from Business Combination	(27,189,660)	—	—	(3,680,000)
Additions	—	—	—	(4,940,000)
Change in fair value	(8,254,390)	(187,428)	(59,723)	(1,707,747)
Reclass out of Level 3	—	—	201,239	—
Gain from modification	1,572,236	—	—	—
Releases of Recycled Shares as consideration for Forward Purchase Agreement modification	(385,000)	—	—	—
Day one gain on issuance	—	—	—	134,886
Cash payments	36,727,814	—	—	50,000
Less: cash received	(1,000,000)	—	—	—
Ending balance, December 31, 2024	$1,471,000	$(4,229,478)	$(434,174)	$(8,542,323)

Convertible Notes Payable (fair value option)

The Company’s carrying value and fair value for the convertible notes payable for which the Company elected the fair value option is as follows:

	December 31, 2024		December 31, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Amended 2022 Convertible Notes	$—	$—	$1,350,000	$1,369,734
2023 Convertible Notes	—	—	900,000	808,951
2024 Convertible Notes	2,440,000	2,547,209	—	—
Assumed 2024 Note	3,630,000	3,630,000	—	—
SEPA Convertible Note	2,500,000	2,365,114	—	—
	$8,570,000	$8,542,323	$2,250,000	$2,178,685

The change in fair value on convertible debt resulted in a loss of approximately $1,708,000 and a gain of approximately $25,000 for the years ended December 31, 2024 and 2023, which was recorded as a component of other income on the accompanying consolidated statements of operations and comprehensive loss.

Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes: The Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes are re-measured to fair value at each reporting period using the following relevant assumptions:

	December 31, 2024	December 31, 2023
Discount rate	20.0%	15.0%
Probability of conversion at maturity scenario	70.0 - 100.0%	15.0%
Probability of voluntary conversion scenario	0.0 - 30.0%	N/A
Probability of automatic conversion scenario	N/A	85.0%
Remaining term for conversion at maturity scenario	0.01 - 0.28 years	0.88 - 1.38 years
Remaining term for voluntary conversion scenario	0.01 - 0.03 years	N/A
Remaining term for automatic conversion scenario	N/A	0.50 years

Assumed 2024 Note: The fair value of the Assumed 2024 Note is re-measured to fair value at each reporting period using unobservable inputs, the most significant of which was the expected average volume weighted average price for a share of the Company’s common stock for the five-business day period preceding the maturity date of the Company at the maturity date.

SEPA Convertible Note: The fair value of the SEPA Convertible Note was determined utilizing a Monte Carlo simulation considering the following relevant assumptions:

	December 31, 2024	December 17, 2024 (issuance)
Remaining term	0.97 years	1.00 years
Volatility	88.0%	88.0%
Risk-free rate	4.3%	4.3%
Drift term	4.2%	4.2%
Conversion price for payments to be made through issuance of Company’s common stock	$0.41	$0.41
Payments to be made through issuance of shares of Company’s common stock	11.1%	11.1%
Payments to be made in cash	88.9%	88.9%

Forward Purchase Agreement

The change in fair value on the forward purchase agreement resulted in a net loss of approximately $8,254,390 and a gain on modification of the forward purchase agreement was approximately $1,572,236 for the year ended December 31, 2024, which was recorded as a component of other income on the accompanying consolidated statements of operations and comprehensive loss.

The fair value of the FPA was re-measured to fair value at assumption and immediately prior to the modification utilizing a Black-Scholes option pricing model that utilizes the following relevant assumptions:

	August 2, 2024 (modification)	July 12, 2024 (assumption)
Expected term	2.94 years	3.0 years
Price per share of Company’s common stock	$0.78	$3.54
Exercise price	$13.36	$13.36
Volatility	80.0%	46.0%
Risk-free interest rate	3.7%	4.2%
Dividend rate	0.0%	0.0%
Probability of completing the Business Combination	N/A	100%

The FPA Amendment provide two settlement options whereby the 2024 FPA can be settled either at maturity if shares of the Company’s common stock are trading above $2.00 per share (the “Maturity Settlement Scenario”) or at the Company’s request for a prepayment short-fall whereby the Company requests Meteora to sell shares (the “Prepayment Shortfall Scenario”). The Second FPA Amendment also provides a Maturity Settlement Scenario and a Prepayment Shortfall Scenario, with a revised definition for the Prepayment Shortfall Scenario (see Note 14).

The fair value of the 2024 FPA was re-measured to fair value at each subsequent reporting period and immediately prior to its modification in December 2024 and the fair value of the Amended 2024 FPA was measured at fair value immediately subsequent to the modification in December 2024 and each subsequent reporting period utilizing a Monte Carlo simulation model that applies a probability of occurrence to the present value of each settlement scenario. as follows:

	Amended 2024 FPA		2024 FPA
	December 31, 2024	December 16, 2024 (modification)	December 16, 2024 (modification)
Probability of maturity settlement scenario	15.0%	$15.0%	15.00%
Probability of prepayment shortfall settlement scenario	85.0%	85.0%	85.00%
Recycled Shares held by Meteora	1,703,890	1,703,890	2,203,890
Price per share of Company’s common stock	$1.21	$0.77	$0.77
Remaining term	2.53 years	2.57 years	2.57 years
Risk-free interest rate	4.3%	4.2%	4.2%
Drift term	4.2%	4.1%	4.1%
Volatility	85.0%	81.0%	81.0%
Forecasted price per share of Company’s common stock at maturity	$2.3	$0.37	$0.37
Expected margin from Meteora’s sale of Recycled Shares	76.9%	76.9%	83.3%

Contingent consideration obligation

The change in fair value of the contingent consideration obligation resulted in a loss of approximately $60,000 for the year ended December 31, 2024, which was recorded as a component of other income on the accompanying consolidated statements of operations and comprehensive loss.

The fair value of the contingent consideration obligation was measured to fair value at inception and re-measured at each reporting period utilizing a Monte Carlo simulation considering the following relevant assumptions:

	December 31, 2024	August 5, 2024 (acquisition)
Operating leverage	150.0%	150.0%
Revenue volatility	20.1%	20.0%
EBITDA volatility	50.2%	50.0%
Earnout risk free rate	4.5%	3.7%
Long-term risk-free rate	4.9%	4.2%
Weighted average cost of capital	18.0%	13.9%
Correlation between revenue and EBITDA	0.65	0.73
Discount rate	6.0%	9.2%
Term to payment	0.1 - 7.1 years	0.50 - 7.50 years

Derivative Liabilities

The change in fair value of the derivative liabilities resulted in a loss of approximately $187,000 and a day one gain on the issuance of the SEPA was approximately $135,000 for the year ended December 31, 2024, which were recorded as a component of other income on the accompanying consolidated statements of operations and comprehensive loss.

Debt conversion share adjustment obligations: The fair value of the derivative liabilities issued in connection with the September 2024 debt conversion agreements were determined using Monte Carlo simulations considering the following relevant assumptions at the date of issuance and each subsequent reporting period:

	December 31, 2024	September 24, 2024 (issuances)	September 24, 2024 (issuances)
Price per share of Company’s common stock	$1.21	$1.26		$1.09
Equity volatility	89.0 - 93.0%	85.0- 91.0%		85.0%
Reset price floor	$1.25	$1.25		$1.25
Reset price ceiling	$2.00	$2.00		$2.00
Remaining term - First Reset Date	0.19 - 0.62 years	0.50 - 0.89 years		0.50 years
Forecasted per share of Company’s common stock - Reset Date	$1.12	$1.08		$0.93
Risk-fee rate - Reset Date	4.4%	4.4%		4.7%
Drift term - Reset Date	4.3%	4.3%		4.6%
Forecasted five day VWAP per share of Company’s common stock - First Reset Date	$0.96	$0.91		$0.94
Risk-fee rate - First Reset Date	4.2%	4.0%		N/A
Drift term - First Reset Date	4.10%	3.9%		N/A
Remaining term - Second Reset Date	1.04 years	1.31 years		N/A
Forecasted five day VWAP per share of Company’s common stock - Second Reset Date	$0.81	$0.77	$	N/A
Risk-fee rate - Second Reset Date	4.2%	3.8%		N/A
Drift term - Second Reset Date	4.1%	3.7%		N/A

November 2024 Consideration Adjustment Derivative Liabilities: The fair value of the November 2024 Consideration Adjustment Derivative Liabilities was determined using a Monte Carlo simulation considering the following relevant assumptions at the date of issuance and each subsequent reporting period:

	December 31, 2024	November 13, 2024 (issuance)
Remaining term	0.29 years	0.25 years
Price per share of Company’s common stock	$1.21	$0.84
Volatility	88.0%	77.0%
Risk-free rate	4.4%	4.6%
Drift term	4.3%	4.5%
Forecasted per share of Company’s common stock - Reset Date	$1.10	$0.79

December 2024 Consideration Adjustment Derivative Liability: The fair value of the December 2024 Consideration Adjustment Derivative Liability was determined using a Monte Carlo simulation considering the following relevant assumptions at the date of issuance and each subsequent reporting period:

	December 31, 2024	December 27, 2024 (issuance)
Remaining term	0.25 years	0.25 years
Price per share of Company’s common stock	$1.21	$1.20
Volatility	88.0%	86.0%
Risk-free rate	4.4%	4.3%
Drift term	4.3%	3.2%
Forecasted per share of Company’s common stock - Reset Date	$1.08 - 1.10	$1.08 - 1.10

SEPA Derivative Liability: The fair value of the SEPA Derivative Liability was determined using a Monte Carlo simulation considering the following relevant assumptions at the date of issuance and each subsequent reporting period:

	December 31, 2024	December 17, 2024 (issuance)
Remaining term	0.97 years	1 years
Volatility	88.0%	$88.0%
Risk-free rate	4.3%	4.3%
Drift term	4.2%	4.2%
Conversion price for payments to be made through issuance of Company’s common stock	$0.41	$0.41
Payments to be made through issuance of shares of Company’s common stock	11.1%	$11.1%
Payments to be made in cash	88.9%	88.9%
Prepayment premium	107.0%	107.0%